Segment Reporting (Tables)	12 Months Ended
Dec. 27, 2014
Segment Reporting [Abstract]
Net Revenues by Segment
Our segment net revenues and earnings consisted of:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Net revenues:
Cheese	$4,066	$3,925	$3,829
Beverages & Snack Nuts	3,628	3,664	3,711
Refrigerated Meals	3,433	3,334	3,280
Meal Solutions	3,216	3,423	3,538
International	2,304	2,372	2,318
Other Businesses	1,558	1,500	1,595
Net revenues	$18,205	$18,218	$18,271

Earnings before Income Taxes by Segment

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Earnings before income taxes:
Operating income:
Cheese	$675	$721	$716
Beverages & Snack Nuts	545	504	416
Refrigerated Meals	409	364	409
Meal Solutions	1,073	1,130	1,259
International	451	463	371
Other Businesses	188	172	143
Market-based impacts to postemployment benefit plans	(1,341)	1,561	(223)
Certain other postemployment benefit plan income / (expense)	164	61	(82)
Unrealized (losses) / gains on hedging activities	(79)	21	13
General corporate expenses	(88)	(116)	(49)
Cost savings initiatives expenses	(107)	(290)	(303)
Operating income	1,890	4,591	2,670
Interest and other expense, net	(484)	(501)	(258)
Royalty income from Mondelēz International	—	—	41
Earnings before income taxes	$1,406	$4,090	$2,453

Depreciation and Amortization Expense By Segment

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Depreciation Expense:
Cheese	$57	$92	$119
Beverages & Snack Nuts	85	82	81
Refrigerated Meals	87	84	76
Meal Solutions	85	64	85
International	37	38	31
Other Businesses	33	33	36
Total depreciation expense	$384	$393	$428

Capital Expenditures by Segment

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Capital expenditures:
Cheese	$152	$150	$84
Beverages & Snack Nuts	136	171	146
Refrigerated Meals	110	80	83
Meal Solutions	66	76	83
International	53	60	33
Other Businesses	18	20	11
Total capital expenditures	$535	$557	$440

Net Revenues by Geographic Segment

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Net revenues:
United States	$15,753	$15,676	$15,752
Canada	2,177	2,302	2,306
Exports	275	240	213
Total net revenues	$18,205	$18,218	$18,271

Long-lived Assets by Geographic Segment

	December 27, 2014	December 28, 2013
	(in millions)
Long-lived assets:
United States	$16,536	$16,516
Canada	1,620	1,724
Total long-lived assets	$18,156	$18,240

Net Revenues by Product Categories
Net revenues by product categories were:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Cheese and dairy	$5,954	$5,744	$5,591
Meat and meat alternatives	2,691	2,643	2,659
Meals	2,033	2,047	1,973
Refreshment beverages	1,762	1,817	1,863
Enhancers	1,601	1,705	1,868
Coffee	1,456	1,460	1,450
Desserts, toppings and baking	1,042	1,142	1,213
Nuts and salted snacks	1,036	997	986
Other	630	663	668
Total net revenues	$18,205	$18,218	$18,271